World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	641,801,110.44	29,949
Yield Supplement Overcollateralization Amount at 03/31/14	22,999,718.90	0
Receivables Balance at 03/31/14	664,800,829.34	29,949
Principal Payments	19,965,905.62	446
Defaulted Receivables	1,128,297.87	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	21,969,616.56	0
Pool Balance at 04/30/14	621,737,009.29	29,457

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	5,619,849.85	290
Past Due 61-90 days	1,922,537.34	93
Past Due 91 + days	161,861.85	9
Total	7,704,249.04	392

Total 31+ Delinquent as % Ending Pool Balance	1.24%

Recoveries	725,555.34

Aggregate Net Losses/(Gains) - April 2014	402,742.53

Overcollateralization Target Amount	27,978,165.42
Actual Overcollateralization	27,978,165.42

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	57.78

Flow of Funds	$ Amount

Collections	22,608,307.00
Advances	(711.59)
Investment Earnings on Cash Accounts	2,718.98
Servicing Fee	(554,000.69)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,056,313.70

Distributions of Available Funds
(1) Class A Interest	380,712.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,161,216.60
(7) Distribution to Certificateholders	2,492,011.92
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,056,313.70

Servicing Fee	554,000.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 04/15/14	612,920,060.47
Principal Paid	19,161,216.60
Note Balance @ 05/15/14	593,758,843.87

Class A-1
Note Balance @ 04/15/14	17,635,060.47
Principal Paid	17,635,060.47
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	235,000,000.00
Principal Paid	1,526,156.13
Note Balance @ 05/15/14	233,473,843.87
Note Factor @ 05/15/14	99.3505719%

Class A-3
Note Balance @ 04/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	235,000,000.00
Note Factor @ 05/15/14	100.0000000%

Class A-4
Note Balance @ 04/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	109,676,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Note Balance @ 04/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	15,609,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	403,085.18
Total Principal Paid	19,161,216.60
Total Paid	19,564,301.78

Class A-1
Coupon	0.24000%
Interest Paid	3,527.01
Principal Paid	17,635,060.47
Total Paid to A-1 Holders	17,638,587.48

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	1,526,156.13
Total Paid to A-2 Holders	1,620,156.13

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5415737
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7444616
Total Distribution Amount	26.2860353

A-1 Interest Distribution Amount	0.0236712
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	118.3561105
Total A-1 Distribution Amount	118.3797817

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	6.4942814
Total A-2 Distribution Amount	6.8942814

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/14	73,286.46
Balance as of 04/30/14	72,574.87
Change	(711.59)

Reserve Account
Balance as of 04/15/14	1,903,544.61
Investment Earnings	234.70
Investment Earnings Paid	(234.70)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61